ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables and accruals	$ 67,250	$ 55,796
Inventory commitment reserve	475	767
Accrued royalties	10,698	11,870
Accrued payroll and related liabilities	21,244	13,825
Professional services	5,329	4,415
Taxes payable (including sales taxes)	4,979	4,847
Product warranties (note 27(a)(iii))	5,804	6,743
Sales credits	10,732	8,814
Restructuring liability (note 8)	5,750	8,655
Operating lease liabilities (note 20)	7,376	5,793
Finance lease liabilities (note 20)	171	379
Other	22,330	27,692
Total accounts payable and accrued liabilities	$ 162,138	$ 149,596